Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Preference shares par value	$ 0.00001	$ 0.00001
Preference shares authorized	51,634,130	51,634,130
Preference shares issued	0	51,518,255
Preference shares outstanding	0	51,518,255
Common stock par value	$ 0.0001	$ 0.0001
Common stock authorized	500,000,000	500,000,000
Common stock issued	119,624,679	21,416,436
Common stock outstanding	119,624,679	21,416,436
Long-term convertible loan, at fair value (related party carrying value)	$ 20.0	$ 20.0
Preferred stock, liquidation preference, value	$ 0.0	$ 362.1